Other income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other income expenses net

	For the Year Ended December 31,
	2025	2024	2023
Credit assignment results	-	8	-
Non-operating income	807	760	7,211
Addition/reversal of other provisions	1,913	2,966	(373)
Interest on lease liabilities	(31,607)	(33,388)	(22,278)
Tax Incentive (1)	46,513	39,140	24,272
Partnership Program Expense (2)	(51,654)	(43,166)	(4,302)
Other operating expense	(5,617)	(23,870)	(11,704)
Total Other income (expense), net	(39,645)	(57,550)	(7,174)

(1) The Company receives a municipal tax incentive related to the local services tax (“ISS”), which reduces the effective tax rate on certain service revenues. The incentive is granted for a fixed 10-year period, subject to ongoing compliance with operational requirements, and the amounts may vary depending on service volumes or changes in local rules.

(2) Related to partnership shares classified as financial instruments, in accordance with IAS 32 (note 19 b)